Acquisitions and Divestitures - Additional Information (Detail) $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2017 USD ($)	Apr. 14, 2016 USD ($) a	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Ownership percentage	50.00%
Revenues				$ 127,321	$ 61,269	$ 159,588	$ 54,965	$ 5,685
Total operating income				$ 15,210	$ 18,304	$ 19,905	$ 7,033	387
Area acquired in leasehold property | a		5,791				23,400	62,461
Cash consideration for interest acquired in leasehold property		$ 8,900	$ 22,900			$ 49,700	$ 137,600
Effective date for acquisition		Feb. 01, 2016
Cost incurred for acquisition of acreage						1,018,978	$ 93,705	$ 42,266
Accounts Payable and Accrued Liabilities
Business Acquisition [Line Items]
Cost incurred for acquisition of acreage						63,000
Linn Acquisition
Business Acquisition [Line Items]
Ownership percentage	50.00%
Equity units issued in acquisition	$ 1,281,743
Revenues						34,100
Total operating income						$ 26,600